HOLDING COMPANY INDIRECT SUBSIDIARIES (Tables)	12 Months Ended
Jun. 30, 2021
HOLDING COMPANY INDIRECT SUBSIDIARIES [Abstract]
Indirect Subsidiaries

The following entities are indirect subsidiaries of the Holding Company through IBEX Global Limited:

			Ownership %
Description	Location	Nature of Business	2021	2020
IBEX Global Solutions Limited	England	Holding company	100%	100%
IBEX Global Limited	Bermuda	Holding company	100%	100%
Lovercius Consultants Limited	Cyprus	Call center	100%	100%
IBEX Global Europe	Luxembourg	Tech support services	100%	100%
IBEX Global ROHQ	Philippines	Regional HQ	100%	100%
IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)	USA	Call center	100%	100%
TRG Customer Solutions (Canada), Inc.	Canada	Call center	100%	100%
TRG Marketing Solutions Limited	England	Call center	100%	100%
Virtual World (Private) Limited	Pakistan	Call center	100%	100%
IBEX Philippines, Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
TRG Customer Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA)	Senegal	Call center	100%	100%
IBEX Global Solutions (Private) Limited	Pakistan	Call center	100%	100%
IBEX Global MENA FZE	Dubai	Call center	100%	100%
IBEX Global Bermuda Ltd	Bermuda	Call center	100%	100%
IBEX Global Solutions Nicaragua SA	Nicaragua	Call center	100%	100%
IBEX Global St. Lucia Limited	St. Lucia	Holding company	100%	100%
IBEX Global Jamaica Limited	Jamaica	Call center	100%	100%
IBEX Receivable Solutions, Inc	USA	Call center	100%	—%
IBEX Global Solutions France SARL	France	Call center	100%	100%
IBEX Global Solutions Holding Inc.	USA	Holding company	100%	—%
Digital Globe Services, LLC	USA	Internet marketing for residential cable services	100%	—%
Telsat Online, LLC	USA	Internet marketing for non - cable telco services	100%	—%
7 Degrees LLC	USA	Digital marketing agency	100%	—%

The following entities are indirect subsidiaries of the Holding Company through DGS Limited:

			Ownership %
Description	Location	Nature of Business	2021	-	2020
Digital Globe Services, Inc	USA	Internet marketing for residential cable services	—%		100%
Telsat Online, Inc.	USA	Internet marketing for non - cable telco services	—%		100%
DGS Worldwide Marketing Limited	Cyprus	Holding company and global marketing	100%		100%
DGS (Pvt.) Limited	Pakistan	Call center and support services	100%		100%
7 Degrees LLC	USA	Digital marketing agency	—%		100%

Joint Venture

The following entity is a Joint venture with membership interest held by Digital Globe Services, LLC:

			Ownership %
Description	Location	Nature of Business	2021	2020
Lakeball LLC (Note 7)	USA	Internet Marketing for commercial cable services	47.5%	47.5%

Major Classes of Assets and Liabilities of Discontinued Operations

As of June 26,
2019
(US$’000)
Assets
Property and equipment and Intangibles	9,463
Renewal receivables	72,183
Trade and other receivables	1,129
Cash and cash equivalents	3,554
Total assets	86,329

Liabilities
Borrowings & Financing	43,431
Trade and other payables	9,977
Related party loans	—
Other Liabilities	5,327
Total liabilities	58,735

Net Assets	27,594

Result of Discontinued Operations

Result of discontinued operations:

June 30, 2019
(US$’000)
Revenue	64,740
Other operating income	2,923

Payroll and related costs	22,182
Share-based payments	875
Reseller commission and lead expenses	14,467
Depreciation and amortization	910
Other operating costs	3,241
Income from operations	25,988

Finance expenses	(5,674)
Income before taxation	20,314

Income tax expense	(4,830)
Net income for the period from discontinued operations, net of tax	15,484

Statement of Cash Flows

Statement of cash flows

The statement of cash flows includes the following amounts relating to discontinued operations:

June 30, 2019
(US$’000)
Operating activities	(13,396)
Investing activities	(867)
Financing activities	12,720
Net cash flow from discontinued operations	(1,543)